UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Core Equity Fund
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 12.8%
Automobiles 1.8%
General Motors Co.* (a)	1,740,300	50,172,849
Hotels, Restaurants & Leisure 0.7%
Brinker International, Inc.	32,900	1,019,571
Marriott Vacations Worldwide Corp.*	28,800	1,200,096
Melco Crown Entertainment Ltd. (ADR)*	177,500	2,989,100
Six Flags Entertainment Corp.	134,700	8,243,640
Starbucks Corp.	105,500	5,656,910
Yum! Brands, Inc.	11,200	743,680

		19,852,997
Household Durables 1.1%
M.D.C. Holdings, Inc. (a)	94,500	3,473,820
Ryland Group, Inc. (a)	132,300	4,828,950
Sony Corp. (ADR)	355,800	3,984,960
Whirlpool Corp.	175,400	17,846,950

		30,134,680
Internet & Catalog Retail 1.4%
Expedia, Inc. (a)	614,600	37,767,170
Leisure Equipment & Products 0.2%
Polaris Industries, Inc. (a)	60,900	5,124,735
Media 3.7%
Comcast Corp. "A" (a)	835,100	31,216,038
Comcast Corp. Special "A" (a)	829,900	29,834,905
Gannett Co., Inc. (a)	1,495,300	26,930,353
Lions Gate Entertainment Corp.* (a)	210,600	3,453,840
McGraw-Hill Companies, Inc.	193,300	10,567,711

		102,002,847
Multiline Retail 0.8%
Dillard's, Inc. "A"	79,975	6,699,506
Macy's, Inc.	386,100	15,065,622

		21,765,128
Specialty Retail 3.1%
Aaron's, Inc. (a)	120,900	3,419,052
Home Depot, Inc.	152,500	9,432,125
The Gap, Inc.	1,358,900	42,180,256
TJX Companies, Inc.	764,200	32,440,290

		87,471,723
Consumer Staples 11.6%
Beverages 2.1%
Anheuser-Busch InBev NV (ADR) (a)	421,700	36,860,797
Diageo PLC (ADR) (a)	125,800	14,665,764
PepsiCo, Inc.	75,800	5,186,994

		56,713,555
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	425,300	42,006,881
CVS Caremark Corp.	694,400	33,574,240
Wal-Mart Stores, Inc.	245,100	16,723,173

		92,304,294
Food Products 1.6%
Bunge Ltd. (a)	196,200	14,261,778
Dean Foods Co.*	476,900	7,873,619
Nestle SA (ADR) (Registered)	58,600	3,818,962
Tyson Foods, Inc. "A"	930,300	18,047,820

		44,002,179
Household Products 2.4%
Kimberly-Clark Corp. (a)	198,600	16,767,798
Procter & Gamble Co. (a)	745,700	50,625,573

		67,393,371
Tobacco 2.2%
Altria Group, Inc. (a)	392,500	12,332,350
Lorillard, Inc.	32,300	3,768,441
Philip Morris International, Inc.	526,700	44,053,188

		60,153,979
Energy 11.9%
Energy Equipment & Services 0.2%
Exterran Holdings, Inc.*	51,200	1,122,304
Transocean Ltd.	79,100	3,531,815

		4,654,119
Oil, Gas & Consumable Fuels 11.7%
ConocoPhillips (a)	910,900	52,823,091
CVR Energy, Inc.* (a)	147,600	7,201,404
Delek U.S. Holdings, Inc.	135,800	3,438,456
Exxon Mobil Corp.	130,900	11,329,395
HollyFrontier Corp.	932,000	43,384,600
Marathon Oil Corp.	481,200	14,753,592
Marathon Petroleum Corp.	641,000	40,383,000
Phillips 66	774,500	41,125,950
Statoil ASA (ADR) (a)	784,600	19,646,384
Suncor Energy, Inc.	126,600	4,175,268
Tesoro Corp.	1,027,300	45,252,565
Valero Energy Corp.	245,700	8,383,284
Western Refining, Inc. (a)	1,113,700	31,395,203
Williams Companies, Inc.	50,100	1,640,274

		324,932,466
Financials 15.9%
Capital Markets 1.7%
BlackRock, Inc.	54,300	11,224,353
Franklin Resources, Inc.	116,300	14,618,910
T. Rowe Price Group, Inc. (a)	307,200	20,007,936

		45,851,199
Commercial Banks 2.2%
East West Bancorp., Inc.	91,900	1,974,931
HSBC Holdings PLC (ADR) (a)	75,700	4,017,399
Iberiabank Corp. (a)	8,200	402,784
KeyCorp (a)	2,496,800	21,023,056
Royal Bank of Canada	100,500	6,060,150
Zions Bancorp. (a)	1,225,700	26,229,980

		59,708,300
Consumer Finance 1.1%
Capital One Financial Corp.	38,200	2,212,926
Discover Financial Services	747,500	28,816,125

		31,029,051
Diversified Financial Services 3.7%
Citigroup, Inc.	1,070,300	42,341,068
JPMorgan Chase & Co.	1,001,000	44,013,970
Moody's Corp. (a)	342,700	17,244,664

		103,599,702
Insurance 5.0%
ACE Ltd.	56,200	4,484,760
Aflac, Inc.	899,000	47,754,880
Allstate Corp.	766,800	30,802,356
Chubb Corp.	296,700	22,347,444
Cincinnati Financial Corp.	35,300	1,382,348
CNO Financial Group, Inc. (a)	101,100	943,263
Everest Re Group Ltd.	49,600	5,453,520
Fidelity National Financial, Inc. "A"	69,400	1,634,370
First American Financial Corp.	192,700	4,642,143
MBIA, Inc.* (a)	40,000	314,000
PartnerRe Ltd.	108,800	8,757,312
Progressive Corp. (a)	400,300	8,446,330
The Travelers Companies, Inc.	29,900	2,147,418

		139,110,144
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	111,600	8,623,332
CBL & Associates Properties, Inc. (REIT) (a)	220,000	4,666,200
Highwoods Properties, Inc. (REIT)	19,600	655,620
Ryman Hospitality Properties (REIT) (a)	101,821	3,916,035
Weyerhaeuser Co. (REIT) (a)	1,483,900	41,282,098

		59,143,285
Thrifts & Mortgage Finance 0.1%
Ocwen Financial Corp.*	36,000	1,245,240
Health Care 11.6%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	123,400	11,576,154
Amgen, Inc.	503,000	43,418,960
Celgene Corp.*	31,200	2,456,064
Onyx Pharmaceuticals, Inc.* (a)	158,200	11,948,846

		69,400,024
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp.* (a)	1,304,800	7,476,504
Teleflex, Inc.	14,700	1,048,257
Zimmer Holdings, Inc.	53,800	3,586,308

		12,111,069
Health Care Providers & Services 4.2%
Aetna, Inc. (a)	383,300	17,746,790
Centene Corp.*	14,600	598,600
CIGNA Corp.	391,500	20,929,590
Express Scripts Holding Co.*	72,200	3,898,800
Health Net, Inc.*	176,300	4,284,090
Humana, Inc.	201,000	13,794,630
McKesson Corp.	184,200	17,860,032
UnitedHealth Group, Inc.	519,800	28,193,952
WellCare Health Plans, Inc.*	71,400	3,476,466
WellPoint, Inc. (a)	106,500	6,487,980

		117,270,930
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	52,200	3,329,316
Pharmaceuticals 4.3%
Abbott Laboratories	691,500	45,293,250
Allergan, Inc.	120,900	11,090,157
AstraZeneca PLC (ADR)	79,400	3,753,238
Eli Lilly & Co.	207,500	10,233,900
Johnson & Johnson	177,100	12,414,710
Merck & Co., Inc.	75,400	3,086,876
Mylan, Inc.*	199,600	5,485,008
Novo Nordisk AS (ADR)	153,400	25,036,414
Sanofi (ADR)	57,800	2,738,564

		119,132,117
Industrials 8.1%
Aerospace & Defense 4.9%
Alliant Techsystems, Inc.	86,600	5,365,736
Boeing Co.	465,600	35,087,616
General Dynamics Corp.	83,500	5,784,045
Huntington Ingalls Industries, Inc.	108,100	4,685,054
Lockheed Martin Corp.	240,900	22,232,661
Northrop Grumman Corp. (a)	431,100	29,133,738
Raytheon Co.	543,200	31,266,592
Triumph Group, Inc.	25,400	1,658,620

		135,214,062
Air Freight & Logistics 0.2%
United Parcel Service, Inc. "B"	89,700	6,613,581
Airlines 1.1%
Alaska Air Group, Inc.*	225,400	9,712,486
Ryanair Holdings PLC (ADR)	35,700	1,223,796
Southwest Airlines Co.	448,400	4,591,616
U.S. Airways Group, Inc.* (a)	735,400	9,927,900
United Continental Holdings, Inc.* (a)	243,700	5,697,706

		31,153,504
Commercial Services & Supplies 0.1%
Avery Dennison Corp. (a)	70,900	2,475,828
Construction & Engineering 0.1%
Quanta Services, Inc.*	133,800	3,651,402
Industrial Conglomerates 0.4%
Koninklijke Philips Electronics NV	389,400	10,334,676
Machinery 1.2%
ITT Corp. (a)	488,000	11,448,480
Oshkosh Corp.*	419,100	12,426,315
Terex Corp.* (a)	302,500	8,503,275

		32,378,070
Trading Companies & Distributors 0.1%
United Rentals, Inc.* (a)	36,500	1,661,480
Information Technology 17.6%
Communications Equipment 5.5%
Brocade Communications Systems, Inc.*	1,587,500	8,461,375
Cisco Systems, Inc.	3,005,200	59,052,180
Harris Corp.	101,200	4,954,752
QUALCOMM, Inc.	719,400	44,617,188
Research In Motion Ltd.* (a)	2,967,300	35,251,524

		152,337,019
Computers & Peripherals 0.6%
Apple, Inc.	4,300	2,292,029
EMC Corp.*	334,600	8,465,380
Hewlett-Packard Co.	130,000	1,852,500
SanDisk Corp.*	75,500	3,288,780

		15,898,689
Electronic Equipment, Instruments & Components 0.2%
Ingram Micro, Inc. "A"*	229,400	3,881,448
Vishay Intertechnology, Inc.* (a)	63,500	675,005

		4,556,453
Internet Software & Services 2.6%
Akamai Technologies, Inc.*	441,000	18,041,310
AOL, Inc.* (a)	973,100	28,813,491
eBay, Inc.*	214,200	10,928,484
IAC/InterActiveCorp. (a)	324,300	15,339,390

		73,122,675
IT Services 4.2%
Accenture PLC "A"	74,600	4,960,900
Cognizant Technology Solutions Corp. "A"*	54,300	4,020,915
Computer Sciences Corp. (a)	856,800	34,314,840
CoreLogic, Inc.*	475,500	12,800,460
Heartland Payment Systems, Inc. (a)	52,400	1,545,800
Lender Processing Services, Inc.	195,400	4,810,748
Visa, Inc. "A" (a)	350,700	53,159,106

		115,612,769
Semiconductors & Semiconductor Equipment 1.6%
First Solar, Inc.* (a)	821,100	25,355,568
Kulicke & Soffa Industries, Inc.*	518,200	6,213,218
Micron Technology, Inc.*	1,800,900	11,435,715
RF Micro Devices, Inc.*	439,500	1,968,960

		44,973,461
Software 2.9%
Activision Blizzard, Inc. (a)	294,300	3,125,466
Cadence Design Systems, Inc.* (a)	405,900	5,483,709
Microsoft Corp.	1,427,600	38,159,748
Solarwinds, Inc.*	340,000	17,833,000
Symantec Corp.*	794,200	14,938,902

		79,540,825
Materials 5.5%
Chemicals 3.4%
CF Industries Holdings, Inc.	220,600	44,817,096
Georgia Gulf Corp. (a)	292,400	12,070,272
LyondellBasell Industries NV "A"	173,300	9,893,697
Monsanto Co.	282,000	26,691,300

		93,472,365
Construction Materials 0.3%
Cemex SAB de CV (ADR) (a)	698,800	6,897,156
Eagle Materials, Inc.	43,900	2,568,150

		9,465,306
Containers & Packaging 0.1%
Bemis Co., Inc. (a)	67,500	2,258,550
Metals & Mining 1.0%
AngloGold Ashanti Ltd. (ADR) (a)	215,200	6,750,824
Kinross Gold Corp.	2,100,400	20,415,888

		27,166,712
Paper & Forest Products 0.7%
Louisiana-Pacific Corp.* (a)	1,078,600	20,838,552
Telecommunication Services 2.6%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	478,200	16,120,122
Verizon Communications, Inc.	518,000	22,413,860

		38,533,982
Wireless Telecommunication Services 1.2%
Sprint Nextel Corp.* (a)	5,616,300	31,844,421
Telephone & Data Systems, Inc.	95,400	2,112,156

		33,956,577
Utilities 1.5%
Electric Utilities 0.6%
Duke Energy Corp.	187,600	11,968,880
NV Energy, Inc.	180,500	3,274,270

		15,243,150
Independent Power Producers & Energy Traders 0.0%
NRG Energy, Inc.	47,862	1,100,342
Multi-Utilities 0.9%
Ameren Corp.	375,800	11,544,576
Consolidated Edison, Inc. (a)	241,600	13,418,464

		24,963,040

Total Common Stocks (Cost $2,540,678,284)		2,741,899,539
Securities Lending Collateral 23.6%
Daily Assets Fund Institutional, 0.20% (b) (c) (Cost $654,322,641)	654,322,641	654,322,641
Cash Equivalents 0.9%
Central Cash Management Fund, 0.15% (b) (Cost $25,912,326)	25,912,326	25,912,326

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,220,913,251) †	123.6	3,422,134,506
Other Assets and Liabilities, Net	(23.6)	(653,696,610)

Net Assets	100.0	2,768,437,896

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,239,223,985.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $182,910,521.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $229,987,785 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,077,264.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $653,597,980, which is 23.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	3/15/2013	419	29,751,095	(161,252)

S&P: Standard & Poor's

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,741,899,539	$—	$—	$2,741,899,539
Short-Term Investments(d)	680,234,967	—	—	680,234,967
Total	$3,422,134,506	$—	$—	$3,422,134,506
Liabilities
Derivatives(e)
Futures Contracts	$(161,252)	$—	$—	$(161,252)
Total	$(161,252)	$—	$—	$(161,252)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(161,252)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013